Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 114,053	$ 95,865
Trade accounts receivable, net	3,149	794
Inventories, net	1,831	395
Prepaid expenses and other current assets	12,592	8,772
Assets held for sale	41,529	66,804
Total current assets	173,154	172,630
Property, plant and equipment, net	2,391	2,049
Operating lease assets	1,953	3,916
Intangibles, net	35,090	64,000
Goodwill	55,847	55,847
Other noncurrent assets	373	563
Assets held for sale	102,141	164,250
Total assets	370,949	463,255
Current liabilities:
Trade accounts payable	3,128	1,487
Accrued liabilities	16,951	17,637
Current portion of obligation under finance leases, ASC842	20	26
Current portion of lease liability	1,199	1,803
Income taxes payable - current portion	2
Liabilities held for sale	34,484	54,984
Total current liabilities	55,784	75,937
Longterm debt, net of noncurrent deferred financing costs	219,525	267,950
Long-term portion of obligation under finance lease, ASC842		20
Long-term portion of lease liability	871	2,293
Deferred taxes	345	1,500
Liabilities held for sale	568	847
Total liabilities	277,093	348,547
Commitments and contingencies (See Note 16)
Shareholders' Equity
Ordinary shares ($0.01 nominal value 400,000,000 shares authorized, 62,545,832 and 51,845,742 shares issued and outstanding at December 31, 2020 and December 31, 2019, respectively)	625	518
Additional paid in capital	548,070	489,440
Accumulated deficit	(452,610)	(373,021)
Accumulated other comprehensive loss	(2,229)	(2,229)
Total shareholders' equity	93,856	114,708
Total liabilities and shareholders' equity	$ 370,949	$ 463,255